Principal
Amount
----------
Or Shares                                                               Value

---------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)

 Principal
 Amount                                                                  Value

             Corporate Bonds--91.6%
             Aerospace & Defense--0.5%
$ 2,100,000  Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
             5/15/2011                                             $ 2,205,000
  1,387,000  Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009          1,546,505
    500,000(1(3)Condor Systems, Inc., Sr. Sub. Note, (Series
             B), 11.875%, 5/1/2009                                     112,500
                 Total                                               3,864,005
             Automotive--4.3%
    950,000  Accuride Corp., Sr. Sub. Note, (Series B), 9.25%,
             2/1/2008                                                  669,750
  5,750,000  American Axle & Manufacturing, Inc., Company
             Guarantee, 9.75%, 3/1/2009                              6,123,750
  1,625,000  Arvin Industries, Inc., Note, 6.75%, 3/15/2008          1,598,464
  1,650,000  Arvin Industries, Inc., Note, 7.125%, 3/15/2009         1,632,543
  1,000,000  ArvinMeritor Inc., Note, 8.750%, 3/01/2012              1,066,500
  2,525,000(1(2)Collins & Aikman Products Co., Sr. Note,
             10.75%, 12/31/2011                                      2,537,625
  2,050,000  Collins & Aikman Products Co., Sr. Sub. Note,
             11.50%, 4/15/2006                                       1,968,000
  2,550,000  Dana Corp., Note, 9.00%, 8/15/2011                      2,511,750
  3,300,000  Lear Corp., Company Guarantee, 7.96%, 5/15/2005         3,374,250
 10,825,000  Lear Corp., Company Guarantee, 8.11%, 5/15/2009        11,149,750
  3,275,000(1(2)Stoneridge, Inc., Sr. Note, 11.50%, 5/1/2012         3,348,688
                 Total                                              35,981,070
             Banking--1.2%
  9,100,000  GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005             9,706,151
             Beverage & Tobacco--1.1%
  2,300,000  Constellation Brands, Inc., Company Guarantee,
             (Series B), 8.00%, 2/15/2008                            2,369,000
  1,000,000  Constellation Brands, Inc., Sr. Sub. Note, 8.125%,
             1/15/2012                                               1,040,000
  3,525,000  Cott Beverages, Inc., Company Guarantee, 8.00%,
             12/15/2011                                              3,595,500
  1,575,000  Dimon, Inc., Sr. Note, (Series B), 9.625%,
             10/15/2011                                              1,665,562
                 Total                                               8,670,062
             Broadcast Radio & TV--5.8%
  3,250,000  ACME Television, LLC, Sr. Disc. Note, 10.875%,
             9/30/2004                                               3,298,750
    500,000  Ackerley Group, Inc. (The), Sr. Sub. Note, (Series
             B), 9.00%, 1/15/2009                                      547,500
  9,300,000  Chancellor Media Corp., Company Guarantee, 8.00% ,
             11/1/2008                                               9,276,750
  5,050,000  Chancellor Media Corp., Sr. Sub. Note, 8.125%,
             12/15/2007                                              4,923,750
  8,800,000(4Fox/Liberty Networks, LLC, Sr. Disc. Note,
             0/9.75%, 8/15/2007                                      9,009,000
  2,325,000  Fox/Liberty Networks, LLC, Sr. Note, 8.875%,
             8/15/2007                                               2,438,344
  3,800,000  Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009         3,866,234
  2,150,000  Lin Television Corp., Company Guarantee, 8.00%,
             1/15/2008                                               2,160,750
  2,363,000  Loral Cyberstar, Inc., Company Guarantee, 10.00%,
             7/15/2006                                               1,583,210
  4,500,000(1(2)PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012            4,197,285
  1,450,000  Sinclair Broadcast Group, Inc., Company Guarantee,
             8.75%, 12/15/2011                                       1,464,500
  4,125,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note,
             8.75%, 12/15/2007                                       4,145,625
  1,500,000  XM Satellite Radio, Inc., Sr. Note, 14.00%,
             3/15/2010                                                 862,500
                 Total                                              47,774,198
             Building & Development--2.3%
  1,375,000  American Builders & Contractors Supply Co. Inc.,
             Sr. Sub. Note, 10.625%, 5/15/2007                       1,430,000
  2,700,000(1(2)Associated Materials, Inc., Sr. Sub. Note,
             9.75%, 4/15/2012                                        2,794,500
  2,425,000(1(2)Collins & Aikman Floorcoverings, Inc., Sr. Sub.
             Note, 9.75%, 2/15/2010                                  2,485,625
  1,200,000(1(2)K. Hovnanian Enterprises, Inc., Sr. Note,
             8.00%, 4/1/2012                                         1,182,000
  3,650,000  NCI Building System, Inc., Sr. Sub. Note, (Series
             B), 9.25%, 5/1/2009                                     3,723,000
  2,050,000  Nortek, Inc., Sr. Note, 9.125%, 9/1/2007                2,091,000
  1,000,000  WCI Communities, Inc., Company Guarantee, 9.125%,
             5/1/2012                                                  995,000
  3,925,000  WCI Communities, Inc., Sr. Sub. Note, 10.625%,
             2/15/2011                                               4,140,875
                 Total                                              18,842,000
             Business Equipment & Services--1.5%
  4,500,000  Buhrmann US, Inc., Company Guarantee, 12.25%,
             11/1/2009                                               4,747,500
     56,246(1Electronic Retailing Systems International, Inc.,
             Sr. Disc. Note, 8.00%, 8/1/2004                            12,121
  1,900,000  Global Imaging Systems, Inc., Sr. Sub. Note,
             10.75%, 2/15/2007                                       1,919,000
  6,525,000(1(2)Xerox Corp., Sr. Note, 9.75%, 1/15/2009              5,383,125
                 Total                                              12,061,746
             Cable Television--6.4%
  1,910,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007        1,556,650
  6,375,000  CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009         5,195,625
  3,350,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,
             2/15/2013                                               2,629,750
  5,400,000(4Charter Communications Holdings Capital Corp.,
             Discount Bond, 0/11.75%, 5/15/2011                      1,917,000
  9,000,000(1(2)(4)Charter Communications Holdings Capital
             Corp., Sr. Disc. Note, 0/12.125%, 1/15/2012             2,925,000
 11,675,000(4Charter Communications Holdings Capital Corp., Sr.
             Disc. Note, 0/13.50%, 1/15/2011                         4,436,500
 11,125,000(4Charter Communications Holdings Capital Corp., Sr.
             Disc. Note, 0/9.92%, 4/1/2011                           5,395,625
  1,700,000  Charter Communications Holdings Capital Corp., Sr.
             Note, 8.625%, 4/1/2009                                  1,130,500
  4,675,000(3(4)Diamond Cable Communications PLC, Sr. Disc.
             Note, 0/10.75%, 2/15/2007                               1,332,375
  2,300,000  Echostar Broadband Corp., Sr. Note, 10.375%,
             10/1/2007                                               2,196,500
  6,875,000  Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009          6,428,125
  3,450,000(3(4)International Cabletel, Inc., Sr. Defd. Cpn.
             Note, 0/11.50%, 2/1/2006                                1,017,750
  2,350,000  Lenfest Communications, Inc., Sr. Sub. Note,
             8.25%, 2/15/2008                                        2,285,117
  3,850,000(3(4)NTL, Inc., Sr. Disc. Note, 0/12.375%, 10/1/2008        981,750
  5,000,000(3(4)NTL, Inc., Sr. Note, 0/9.75%, 4/1/2008               1,375,000
  5,075,000(3NTL, Inc., Sr. Note, 11.50%, 10/1/2008                  1,497,125
  2,100,000(4Pegasus Satellite Communications Corp., Sr. Disc.
             Note, 0/13.50%, 3/1/2007                                  619,500
  2,300,000(4Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
             7/15/2011                                               1,345,500
  2,950,000  Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011       2,935,250
  1,400,000  Rogers Cablesystems Ltd., Sr. Company Guarantee,
             11.00%, 12/1/2015                                       1,547,000
  5,350,000  TeleWest PLC, Sr. Disc. Deb., 11.00%, 10/1/2007         2,113,250
  1,000,000(4TeleWest PLC, Sr. Disc. Note, 0/9.25%, 4/15/2009          335,000
    750,000  TeleWest PLC, Sr. Note, 11.25%, 11/1/2008                 296,250
  2,700,000(3(4)UIH Australia/Pacific, Sr. Disc. Note,
             0/14.00%, 5/15/2006                                       141,750
  7,364,000(3(4)United Pan-Europe Communications NV, Sr. Disc.
             Note, (Series B), 0/12.50%, 8/1/2009                      828,450
  4,000,000(3(4)United Pan-Europe Communications NV, Sr. Disc.
             Note, (Series B), 0/13.375%, 11/1/2009                    450,000
                 Total                                              52,912,342
             Chemicals & Plastics--3.0%
  1,675,000  Airgas, Inc., Company Guarantee, 9.125%, 10/1/2011      1,775,500
  2,425,000  Compass Minerals Group, Inc., Sr. Sub. Note,
             10.00%, 8/15/2011                                       2,558,375
  4,200,000  Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008      4,032,000
  1,600,000(1(2)Foamex LP, Sr. Secd. Note, 10.75%, 4/1/2009          1,640,000
  1,850,000  Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005             1,877,750
  2,400,000  Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007             2,148,000
  1,200,000  General Chemical Industrial Products, Inc., Sr.
             Sub. Note, 10.625%, 5/1/2009                            1,002,000
  2,850,000  Huntsman ICI Chemicals LLC, Sr. Sub. Note,
             10.125%, 7/1/2009                                       2,522,250
    300,000  Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
             12/15/2008                                                280,500
  1,000,000  Lyondell Chemical Co., Sr. Secd. Note, (Series B),
             9.875%, 5/1/2007                                          960,000
  4,675,000  Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
             5/1/2009                                                4,090,625
  2,500,000  Texas Petrochemicals Corp., Sr. Sub. Note,
             11.125%, 7/1/2006                                       2,037,500
                 Total                                              24,924,500
             Clothing & Textiles--1.2%
    675,000(1(3)Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007          4,050
  2,900,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007             2,537,500
  1,625,000(1(3)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007             16
  1,875,000(1(3)Pillowtex Corp., Sr. Sub. Note, 10.00%,
             11/15/2006                                                 23,437
  2,150,000(1(3)Pillowtex Corp., Sr. Sub. Note, 9.00%,
             12/15/2007                                                 26,875
  2,925,000(1(2)Russell Corp., Sr. Note, 9.25%, 5/1/2010             3,020,062
  3,575,000  William Carter Co., Sr. Sub. Note, (Series B),
             10.875%, 8/15/2011                                      3,914,625
                 Total                                               9,526,565
             Conglomerates--0.5%
  5,025,000  Eagle Picher Industries, Inc., Sr. Sub. Note,
             9.375%, 3/1/2008                                        4,246,125
             Consumer Products--6.0%
  3,350,000  Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008     3,659,875
  1,775,000(1(2)Alltrista Corp., Sr. Sub. Note, 9.75%, 5/1/2012      1,704,000
  3,500,000  American Achievement Corp., Sr. Note, (Series
             W.I.), 11.625%, 1/1/2007                                3,622,500
  2,575,000  American Greetings Corp., Sr. Sub. Note, 11.75%,
             7/15/2008                                               2,819,625
    600,000  American Safety Razor Co., Sr. Note, (Series B),
             9.875%, 8/1/2005                                          513,000
  2,350,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,
             12/15/2007                                              2,126,750
  3,350,000  Armkel Finance, Inc., Sr. Sub. Note, 9.50%,
             8/15/2009                                               3,467,250
    800,000  Boyds Collection (The), Ltd., Sr. Sub. Note,
             (Series B), 9.00%, 5/15/2008                              800,000
  3,200,000  Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008          3,264,000
    325,000(3Diamond Brands Operating Corp., Sr. Sub. Note,
             10.125%, 4/15/2008                                         11,375
    925,000(3(4)Diamond Brands, Inc., Sr. Disc. Deb.,
             0/12.875%, 4/15/2009                                       32,375
  1,700,000(1(2)ICON Health & Fitness, Inc., Sr. Sub. Note,
             11.25%, 4/1/2012                                        1,683,000
  2,475,000  Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010          2,685,375
  3,525,000  Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008        3,419,250
  1,600,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            1,600,000
  1,725,000(1(2)PCA International, Inc., Sr. Note, 11.875%,
             8/1/2009                                                1,716,375
  3,950,000  Playtex Products, Inc., Company Guarantee, 9.375%,
             6/1/2011                                                4,226,500
  4,650,000  Revlon Consumer Products Corp., Sr. Sub. Note,
             8.625%, 2/1/2008                                        2,301,750
    925,000  Sealy Mattress Co., Sr. Sub. Note, 9.875%,
             12/15/2007                                                938,875
    950,000(1(3)Sleepmaster L.L.C., Company Guarantee, (Series
             B), 11.00%, 5/15/2009                                     204,250
  2,970,000  True Temper Sports, Inc., Sr. Sub. Note, (Series
             B), 10.875%, 12/1/2008                                  3,133,350
  3,275,000  United Industries Corp., Sr. Sub. Note, (Series
             B), 9.875%, 4/1/2009                                    3,340,500
  2,100,000  Volume Services America, Inc., Sr. Sub. Note,
             11.25%, 3/1/2009                                        2,026,500
                 Total                                              49,296,475
             Container & Glass Products--3.5%
  1,200,000  Graham Packaging Co., Company Guarantee, (Series
             B), 8.75%, 1/15/2008                                    1,146,000
  1,875,000  Graham Packaging Co., Company Guarantee, (Series
             B), 5.552%, 1/15/2008                                   1,659,375
  1,700,000(1(2)Owens-Brockway Glass Container, Inc., Sr. Secd.
             Note, 8.875%, 2/15/2009                                 1,708,500
  2,550,000  Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005        2,333,250
  4,000,000  Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008        3,580,000
  2,675,000  Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007        2,501,125
  3,075,000  Plastipak Holdings, Company Guarantee, 10.75%,
             9/1/2011                                                3,321,000
  3,900,000  Pliant Corp., Company Guarantee, 13.00%, 6/1/2010       4,095,000
  2,075,000  Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010           2,178,750
    398,672(1(2)Russell Stanley Holdings, Inc., Sr. Sub. Note,
             9.00%, 11/30/2008                                         300,001
  4,825,000  Tekni-Plex, Inc., Company Guarantee, (Series B),
             12.75%, 6/15/2010                                       5,018,000
    825,000(1(2)Tekni-Plex, Inc., Sr. Sub. Note, 12.75%,
             6/15/2010                                                 858,000
                 Total                                              28,699,001
             Ecological Services & Equipment--2.7%
 10,500,000  Allied Waste North America, Inc., Company               0,106,250
             Guarantee, 7.875%, 1/1/2009                            1
  1,900,000  Allied Waste North America, Inc., Company
             Guarantee, (Series B), 8.50%, 12/1/2008                 1,876,250
  8,200,000  Allied Waste North America, Inc., Sr. Sub. Note,
             10.00%, 8/1/2009                                        8,138,500
  2,475,000(1(2)Synagro Technologies, Inc., Sr. Sub. Note,
             9.50%, 4/1/2009                                         2,549,250
                 Total                                              22,670,250
             Electronics--1.3%
  4,125,000  Fairchild Semiconductor Corp., Sr. Sub. Note,
             10.375%, 10/1/2007                                      4,269,375
  2,575,000  Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
             8/15/2008                                               2,745,594
  2,800,000(1(2)Seagate Technology HDD Holdings, Sr. Note,
             8.00%, 5/15/2009                                        2,814,000
  6,000,000  Telecommunications Techniques Co., LLC, Sr. Sub.
             Note, 9.75%, 5/15/2008                                  1,230,000
                 Total                                              11,058,969
             Food & Drug Retailers--0.0%
    425,000  Community Distributors, Inc., Sr. Note, 10.25%,
             10/15/2004                                                278,375
             Food Products--3.8%
  4,575,000  Agrilink Foods, Inc., Company Guarantee, 11.875%,
             11/1/2008                                               4,826,625
  3,375,000(1(2)American Seafoods Group LLC, Sr. Sub. Note,
             10.125%, 4/15/2010                                      3,425,625
  1,725,000(1(2)B&G Foods, Inc., Sr. Sub. Note, 9.625%, 8/1/2007     1,785,375
  4,025,000  Del Monte Corp., Company Guarantee, (Series B),
             9.25%, 5/15/2011                                        4,165,875
  2,550,000  Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
             1/15/2008                                               1,950,750
  4,275,000(1(2)Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011      4,039,875
  2,600,000  Michael Foods, Inc., Sr. Sub. Note, (Series B),
             11.75%, 4/1/2011                                        2,847,000
  2,675,000  New World Pasta Co., Sr. Sub. Note, 9.25%,
             2/15/2009                                               2,608,125
  2,250,000  Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011      2,351,250
  3,200,000  Smithfield Foods, Inc., Sr. Note, (Series B),
             8.00%, 10/15/2009                                       3,240,000
                 Total                                              31,240,500
             Food Services--1.2%
  1,750,000  Advantica Restaurant Group, Sr. Note, 11.25%,
             1/15/2008                                               1,373,750
  1,700,000(1(2)Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010      1,695,750
  3,900,000  Carrols Corp., Company Guarantee, 9.50%, 12/1/2008      3,841,500
  2,900,000  Domino's, Inc., Company Guarantee, 10.375%,
             1/15/2009                                               3,161,000
                 Total                                              10,072,000
             Forest Products--3.0%
  3,225,000  Georgia-Pacific Corp., Note, 7.50%, 5/15/2006           3,100,031
 10,375,000  Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011      9,882,188
  4,925,000  Riverwood International Corp., Company Guarantee,
             10.625%, 8/1/2007                                       5,208,187
  2,025,000  Riverwood International Corp., Sr. Sub. Note,
             10.875%, 4/1/2008                                       2,121,187
  4,275,000(1(2)Stone Container Corp., Sr. Note, 9.75%, 2/1/2011     4,584,938
                 Total                                              24,896,531
             Gaming--5.2%
    825,000  Boyd Gaming Corp., Company Guarantee, 9.25%,
             8/1/2009                                                  870,375
  2,050,000(1(2)Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
             4/15/2012                                               2,060,250
  2,125,000  Coast Hotels & Casinos, Inc., Company Guarantee,
             9.50%, 4/1/2009                                         2,241,875
  1,750,000(1(2)Isle of Capri Casinos, Inc., Sr. Sub. Note,
             9.00%, 3/15/2012                                        1,776,250
  5,100,000  MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010             5,327,562
  5,400,000  MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007         5,697,000
  1,750,000  Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008        1,859,375
  6,350,000  Mandalay Resort Group, Sr. Sub. Note, 10.25%,
             8/1/2007                                                6,667,500
    250,000  Mandalay Resort Group, Sr. Sub. Note, 9.375%,
             2/15/2010                                                 261,250
  4,100,000(1(2)Park Place Entertainment Corp., Sr. Sub. Note,
             7.875%, 3/15/2010                                       4,089,750
  5,000,000  Park Place Entertainment Corp., Sr. Sub. Note,
             8.125%, 5/15/2011                                       5,000,000
    500,000  Park Place Entertainment Corp., Sr. Sub. Note,
             9.375%, 2/15/2007                                         525,000
  2,025,000  Penn National Gaming, Inc., Company Guarantee,
             11.125%, 3/1/2008                                       2,187,000
  1,775,000(1(2)Sun International Hotels Ltd., Sr. Sub. Note,
             8.875%, 8/15/2011                                       1,814,938
  2,900,000(1(2)Venetian Casino/LV Sands, Mtg. Note, 11.00%,
             6/15/2010                                               2,936,250
                 Total                                              43,314,375
             Health Care--7.8%
  2,900,000(1(2)Advanced Medical Optics, Inc., Sr. Sub. Note,
             9.25%, 7/15/2010                                        2,892,750
    925,000  Alaris Medical Systems, Company Guarantee, 9.75%,
             12/1/2006                                                 922,688
  2,250,000  Alaris Medical Systems, Sr. Secd. Note, (Series
             B), 11.625%, 12/1/2006                                  2,508,750
  4,525,000  Alliance Imaging, Inc., Sr. Sub. Note, 10.375%,
             4/15/2011                                               4,887,000
  1,950,000  AmerisourceBergen Corp., Sr. Note, 8.125%, 9/1/2008     2,018,250
  4,300,000  CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008           4,461,250
  2,700,000  Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,
             6/15/2005                                               2,793,717
  2,700,000(1(2)Extendicare Health Services, Inc., Sr. Note,
             9.50%, 7/1/2010                                         2,733,750
  3,875,000  Fisher Scientific International, Inc., Sr. Sub.
             Note, 9.00%, 2/1/2008                                   4,010,625
  2,125,000  Fisher Scientific International, Inc., Sr. Sub.
             Note, 9.00%, 2/1/2008                                   2,199,375
  5,000,000  HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010       5,607,450
  5,000,000  HCA - The Healthcare Corp., Sr. Note, 7.875%,
             2/1/2011                                                5,333,050
  1,850,000  Hanger Orthopedic Group, Inc., Company Guarantee,
             10.375%, 2/15/2009                                      1,947,125
  4,050,000  Hanger Orthopedic Group, Inc., Sr. Sub. Note,
             11.25%, 6/15/2009                                       4,151,250
  1,350,000  Hudson Respiratory Care, Inc., Sr. Sub. Note,
             9.125%, 4/15/2008                                         681,750
    850,000  Insight Health Services, Company Guarantee,
             9.875%, 11/1/2011                                         858,500
  4,450,000  Kinetic Concepts, Inc., Company Guarantee, 9.625%,
             11/1/2007                                               4,450,000
  2,400,000(1(2)Magellan Health Services, Inc., Sr. Note,
             9.375%, 11/15/2007                                      1,860,000
  1,975,000  Magellan Health Services, Inc., Sr. Sub. Note,
             9.00%, 2/15/2008                                          720,875
  1,050,000  Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008             1,093,218
  2,125,000(1(2)Sybron Dental Specialties, Inc., Sr. Sub. Note,
             8.125%, 6/15/2012                                       2,135,625
  1,250,000  Triad Hospitals, Inc., Company Guarantee, (Series
             B), 8.75%, 5/1/2009                                     1,306,250
  2,000,000  US Oncology, Inc., Company Guarantee, 9.625%,
             2/1/2012                                                1,960,000
  1,475,000  Vanguard Health Systems, Company Guarantee, 9.75%,
             8/1/2011                                                1,541,375
  1,725,000(1(2)Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012          1,768,125
                 Total                                              64,842,748
             Hotels, Motels & Inns--4.8%
  1,625,000  Courtyard by Marriott II LP, Sr. Note, 10.75%,
             2/1/2008                                                1,665,625
  2,350,000  Felcor Lodging LP, Company Guarantee, 8.50%,
             6/1/2011                                                2,303,000
  1,700,000  Felcor Lodging LP, Company Guarantee, 9.50%,
             9/15/2008                                               1,717,000
  3,125,000  Florida Panthers Holdings, Inc., Company
             Guarantee, 9.875%, 4/15/2009                            3,250,000
  5,050,000  HMH Properties, Inc., Sr. Note, (Series B),
             7.875%, 8/1/2008                                        4,860,625
  3,175,000  HMH Properties, Inc., Sr. Note, (Series C), 8.45%,
             12/1/2008                                               3,127,375
  2,700,000  Hilton Hotels Corp., Note, 7.625%, 5/15/2008            2,747,169
  1,600,000  Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011         1,659,280
  5,200,000  ITT Corp., Unsecd. Note, 6.75%, 11/15/2005              5,140,356
    875,000  MeriStar Hospitality Corp., Company Guarantee,
             9.00%, 1/15/2008                                          853,125
  1,950,000  MeriStar Hospitality Corp., Company Guarantee,
             9.125%, 1/15/2011                                       1,901,250
  1,050,000(1(2)MeriStar Hospitality Corp., Sr. Note, 10.50%,
             6/15/2009                                               1,071,000
  1,775,000  RFS Partnership LP, Company Guarantee, 9.75%,
             3/1/2012                                                1,792,750
  2,200,000(1(2)Starwood Hotels & Resorts Worldwide, Inc.,
             Note, 7.375%, 5/1/2007                                  2,193,070
  4,200,000(1(2)Starwood Hotels & Resorts Worldwide, Inc.,
             Note, 7.875%, 5/1/2012                                  4,162,452
  1,150,000  Vail Resorts, Inc., Company Guarantee, 8.75%,
             5/15/2009                                               1,167,250
                 Total                                              39,611,327
             Industrial Products & Equipment--3.0%
  1,305,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007        1,363,725
  1,600,000  Cabot Safety Acquisition Corp., Sr. Sub. Note,
             12.50%, 7/15/2005                                       1,656,000
    825,000  Continental Global Group, Inc., Sr. Note, 11.00%,
             4/1/2007                                                  420,750
  3,225,000  Euramax International Plc, Sr. Sub. Note, 11.25%,
             10/1/2006                                               3,241,125
  2,100,000  Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%,
             1/15/2009                                               1,606,500
    563,000  Hexcel Corp., Sub. Note, 7.00%, 8/1/2003                  441,955
  3,600,000  ISG Resources, Inc., Sr. Sub. Note, 10.00%,
             4/15/2008                                               3,402,000
  3,750,000  MMI Products, Inc., Sr. Sub. Note, 11.25%,
             4/15/2007                                               3,862,500
  3,475,000  Neenah Corp., Company Guarantee, 11.125%, 5/1/2007      2,015,500
    650,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007            377,000
  2,250,000  Unifrax Investment Corp., Sr. Note, 10.50%,
             11/1/2003                                               2,272,500
  1,700,000  WESCO Distribution, Inc., Company Guarantee,
             9.125%, 6/1/2008                                        1,666,000
  2,250,000  WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,
             6/1/2008                                                2,205,000
                 Total                                              24,530,555
             Leisure & Entertainment--2.1%
  2,650,000(1(2)AMF Bowling Worldwide, Inc., Sr. Sub. Note,
             13.00%, 2/28/2008                                       2,875,250
  8,975,000(4Premier Parks, Inc., Sr. Disc. Note, 0/10.00%,
             4/1/2008                                                8,660,875
  2,000,000  Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007         2,070,000
  3,375,000(1(2)Regal Cinemas, Inc., Company Guarantee, 9.375%,
             2/1/2012                                                3,526,875
                 Total                                              17,133,000
             Machinery & Equipment--2.4%
  3,800,000  AGCO Corp., Sr. Note, 9.50%, 5/1/2008                   4,047,000
  2,200,000  Briggs & Stratton Corp., Company Guarantee,
             8.875%, 3/15/2011                                       2,321,000
  1,775,000(1(3)Clark Material Handling Corp., Sr. Note,
             10.75%, 11/15/2006                                            177
  3,675,000  Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
             4/1/2008                                                3,362,625
  2,700,000(1(3)Simonds Industries, Inc., Sr. Sub. Note,
             10.25%, 7/1/2008                                          823,500
  6,025,000  United Rentals, Inc., Company Guarantee, (Series
             B), 10.75%, 4/15/2008                                   6,446,750
  2,825,000  United Rentals North America, Inc., Company
             Guarantee, (Series B), 9.00%, 4/1/2009                  2,740,250
                 Total                                              19,741,302
             Metals & Mining--0.0%
    500,000  Murrin Murrin Holdings Property Ltd., Sr. Secd.
             Note, 9.375%, 8/31/2007                                   127,500
             Oil & Gas--4.2%
    800,000  AmeriGas Partners LP, Sr. Note, 8.875%, 5/20/2011         836,000
  1,700,000  BRL Universal Equipment, Sr. Secd. Note, 8.875%,
             2/15/2008                                               1,725,500
  1,950,000(1(2)Compton Petroleum Corp., Sr. Note, 9.90%,
             5/15/2009                                               2,006,726
    675,000  Comstock Resources, Inc., Sr. Note, 11.25%,
             5/1/2007                                                  702,000
  4,000,000  Continental Resources, Inc., Sr. Sub. Note,
             10.25%, 8/1/2009                                        3,620,000
  1,650,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007         1,707,750
  4,400,000  Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011     4,510,000
  2,725,000  Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006      2,902,125
  4,100,000(1(2)Hanover Equipment Trust, Sr. Secd. Note,
             (Series 01 B), 8.75%, 9/1/2011                          3,874,500
  2,475,000  Lone Star Technologies, Inc., Company Guarantee,
             (Series B), 9.00%, 6/1/2011                             2,376,000
  1,550,000(1(2)Magnum Hunter Resources, Inc., Sr. Note, 9.60%,
             3/15/2012                                               1,596,500
  1,250,000(1(2)Petroleum Helicopters, Inc., Sr. Note, 9.375%,
             5/1/2009                                                1,287,500
  2,400,000  Pogo Producing Co., Sr. Sub. Note, (Series B),
             10.375%, 2/15/2009                                      2,592,000
  1,400,000  Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012       1,337,000
  4,350,000  Tesoro Petroleum Corp., Company Guarantee, (Series
             B), 9.625%, 11/1/2008                                   4,067,250
                 Total                                              35,140,851
             Printing & Publishing--2.8%
  3,050,000  Advanstar Communications, Company Guarantee,
             (Series B), 12.00%, 2/15/2011                           2,485,750
  1,000,000(4Advanstar, Inc., Company Guarantee, (Series B),
             0/15.00%, 10/15/2011                                      427,500
  3,250,000  American Media Operations, Inc., Company
             Guarantee, (Series B), 10.25%, 5/1/2009                 3,428,750
  2,725,000  Belo (A.H.) Corp., Note, 8.00%, 11/1/2008               2,835,254
  1,300,000(1(2)Block Communications, Inc., Sr. Sub. Note,
             9.25%, 4/15/2009                                        1,300,000
    900,000  Hollinger International Publishing, Inc., Sr. Sub.
             Note, 9.25%, 3/15/2007                                    933,750
    900,000  K-III Communications Corp., Company Guarantee,
             (Series B), 8.50%, 2/1/2006                               715,500
  1,350,000(1(2)Primedia, Inc., Sr. Note, 8.875%, 5/15/2011            978,750
  3,175,000(1(2)Vertis, Inc., Sr. Note, 10.875%, 6/15/2009           3,159,125
  1,625,000(1(2)Von Hoffmann Corp., Sr. Note, 10.25%, 3/15/2009      1,673,750
  4,125,000(4Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011     2,887,500
  2,100,000  Yell Finance BV, Sr. Note, 10.75%, 8/1/2011             2,320,500
    900,000  Ziff Davis Media, Inc., Company Guarantee, (Series
             B), 12.00%, 7/15/2010                                     229,500
                 Total                                              23,375,629
             Retailers--1.3%
  1,200,000  Advance Stores Co., Inc., Company Guarantee,
             10.25%, 4/15/2008                                       1,266,000
  2,225,000  Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009        2,380,750
  2,625,000  Penney (J.C.) Co., Inc., Note, 7.375%, 6/15/2004        2,628,281
  3,450,000  Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007          3,411,187
  1,100,000(1(2)United Auto Group, Inc., Sr. Sub. Note, 9.625%,
             3/15/2012                                               1,122,000
                 Total                                              10,808,218
             Services--0.6%
  1,375,000  American Tower Systems Corp., Sr. Note, 9.375%,
             2/1/2009                                                  756,250
  1,700,000(1(2)Coinmach Corp., Sr. Note, 9.00%, 2/1/2010            1,708,500
  2,750,000  SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006            2,571,250
                 Total                                               5,036,000
             Steel--0.4%
    650,000  California Steel Industries, Inc., Sr. Note,
             (Series B), 8.50%, 4/1/2009                               659,750
  2,000,000(3Republic Technologies International, Inc., Company
             Guarantee, 13.75%, 7/15/2009                              135,000
  2,675,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006         2,634,875
                 Total                                               3,429,625
             Surface Transportation--0.9%
  2,600,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007      2,041,000
  1,025,000(1(3)AmeriTruck Distribution Corp., Sr. Sub. Note,
             12.25%, 11/15/2005                                              0
  3,575,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                  3,682,250
  1,675,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                    1,649,875
  1,050,000(1(3)The Holt Group, Inc., Company Guarantee, 9.75%,
             1/15/2006                                                  36,750
                 Total                                               7,409,875
             Telecommunications & Cellular--3.3%
  4,825,000(4AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%,
             10/1/2009                                                 989,125
  7,575,000(4Alamosa PCS Holdings, Inc., Sr. Disc. Note,
             0/12.875%, 2/15/2010                                    1,174,125
  2,441,516(1(2)Call-Net Enterprises, Inc., Company Guarantee,
             10.625%, 12/31/2008                                       720,247
  3,500,000(3(4)Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%,
             5/15/2009                                                  17,850
  5,275,000(3Global Crossing Holdings Ltd., Company Guarantee,
             9.50%, 11/15/2009                                          65,937
  2,350,000(1(2)Horizon PCS, Inc., Sr. Note, 13.75%, 6/15/2011         787,250
  1,275,000(4Level 3 Communications, Inc., Sr. Disc. Note,
             0/10.50%, 12/1/2008                                       248,625
  4,650,000  Millicom International Cellular S. A., Sr. Disc.
             Note, 13.50%, 6/1/2006                                  1,650,750
  6,925,000(4NEXTEL Communications, Inc., Sr. Disc. Note,
             0/10.65%, 9/15/2007                                     3,808,750
  7,775,000(4NEXTEL Communications, Inc., Sr. Disc. Note,
             0/9.95%, 2/15/2008                                      3,615,375
 10,125,000  NEXTEL Communications, Inc., Sr. Note, 9.375%,
             11/15/2009                                              5,189,062
  1,121,000(4Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%,
             2/1/2009                                                  297,065
  1,450,000  Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009       616,250
  3,525,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,
             10/1/2007                                               2,626,125
  3,700,000(3(4)Teligent, Inc., Sr. Disc. Note, 0/11.50%,
             3/1/2008                                                   18,500
  1,479,000  (4)Tritel PCS, Inc., Company Guarantee, 0/12.75%,
             5/15/2009                                               1,186,898
  2,700,000  (4)Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,
             5/1/2008                                                1,660,500
  4,100,000(3(4)Viatel, Inc., Unit, 0/12.50%, 4/15/2008                 14,350
    700,000(3Viatel, Inc., Unit, 11.25%, 4/15/2008                       2,450
  3,900,000(4VoiceStream Wireless Corp., Sr. Disc. Note,
             0/11.875%, 11/15/2009                                   2,544,750
                 Total                                              27,233,984
             Utilities--3.5%
  2,350,000  CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            1,938,750
  4,750,000  CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011            3,705,000
  2,000,000  CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008            1,570,000
  4,224,968  Caithness Coso Funding Corp., Sr. Secd. Note,
             (Series B), 9.05%, 12/15/2009                           4,330,592
  7,250,000  Calpine Canada Energy Finance Corp., Company
             Guarantee, 8.50%, 5/1/2008                              4,893,750
 13,050,000  Calpine Corp., Note, 8.50%, 2/15/2011                   8,678,250
  1,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%,
             5/1/2011                                                1,867,603
  2,200,000  (4)Niagara Mohawk Power Corp., Sr. Disc. Note,
             (Series H), 0/8.50%, 7/1/2010                           2,160,972
                 Total                                              29,144,917
                 Total Corporate Bonds (identified cost              57,600,771
                 $883,065,841)                                      7

             COMMON STOCKS--0.3%
             Business Equipment & Services--0.0%
     11,025(3Systems Holdings, Inc.                                        110
             Container & Glass Products--0.0%
     57,000(1(2)(3)Russell Stanley Holdings, Inc.                       17,100
             Leisure & Entertainment--0.0%
      4,320(3AMF Bowling Worldwide, Inc.                               114,480
             Metals & Mining--0.3%
    245,417(3Horizon Natural Resources Co.                           2,638,233
     57,533(1(3)Royal Oak Mines, Inc.                                      518
                 Total                                               2,638,751
             Printing & Publishing--0.0%
        500(3Medianews Group, Inc.                                      46,313
             Telecommunications & Cellular--0.0%
    117,335(3Call-Net Enterprises, Inc., Class B                        40,774
                 Total COMMON STOCKS (identified cost
                 $11,711,279)                                        2,857,528

             Preferred Stocks--0.8%
             Broadcast Radio & TV--0.4%
     30,300  Sinclair Broadcast Group, Inc., Cumulative Pfd.,
             $11.63                                                  3,098,175
             Business Equipment & Services--0.0%
        392(1Electronic Retailing Systems International, Inc.,
             Conv. Pfd.                                                    196
             Health Care--0.0%
      5,486  River Holding Corp., Sr. Exchangeable PIK                  74,061
             Printing & Publishing--0.3%
     22,750  Primedia, Inc., Cumulative Pfd., (Series D), $10.00       688,187
     39,650  Primedia, Inc., Exchangeable Pfd. Stock, (Series
             H), $2.16                                               1,199,412
     17,450  Primedia, Inc., Pfd., $9.20                               527,862
                 Total                                               2,415,461
             Telecommunications & Cellular--0.1%
     30,751  McLeodUSA, Inc., Conv. Pfd., (Series A)                   115,316
        723  NEXTEL Communications, Inc., Cumulative PIK Pfd.,
             (Series D), 13.00%                                        213,285
      1,151  NEXTEL Communications, Inc., Exchangeable Pfd.
             Stock, (Series E), 11.25%                                 247,465
                 Total                                                 576,066
                 Total Preferred Stocks (identified cost
                 $19,867,395)                                        6,163,959

             Warrants--0.0%
             Broadcast Radio & TV--0.0%
     23,310(3Loral Space & Communications Ltd., Warrants                26,224
      1,800(3)XM Satellite Radio, Inc., Warrants                        10,800
                 Total                                                  37,024
             Cable Television--0.0%
      2,400(3UIH Australia/Pacific, Warrants                                24
             Consumer Products--0.0%
      2,000(3Jostens, Inc., Warrants                                    20,500
             Container & Glass Products--0.0%
      1,000(3Pliant Corp., Warrants                                     10,250
             Leisure & Entertainment--0.0%
     10,165(3AMF Bowling Worldwide, Inc., Warrants                      60,990
      9,931(3AMF Bowling Worldwide, Inc., Warrants, Class B             49,655
                 Total                                                 110,645
             Printing & Publishing--0.0%
      1,000(3Advanstar, Inc., Warrants                                      10
             Steel--0.0%
      2,000(3Republic Technologies International, Inc., Warrants            20
             Telecommunications & Cellular--0.0%
     68,141(3McLeodUSA, Inc., Warrants                                   8,518
                 Total WARRANTS (identified cost $1,078,174)           186,991

             Repurchase Agreement (5)--5.8%
 47,550,000  Warburg Dillon Reed LLC, 1.97%, dated 6/28/2002,        7,550,000
             due 7/1/2002 (at amortized cost)                       4
                 Total Investments (identified cost
                 $963,272,689)(6)                                  $814,359,249

===========================================================================

   (1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2002, these securities amounted to $117,751,272 which represents 14.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $116,506,882 which represents 14.1% of net assets.
   (2) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.
   (3) Non-income producing security.
   (4) Denotes a Zero Coupon bond with effective rate at time of purchase.
   (5) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
   (6) The cost of investments for generally accepted accounting principles ("GAAP") is $963,272,689. Cost for federal tax purposes is $962,021,154. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis is $147,661,905 which is comprised of $19,771,958 appreciation and $167,433,863 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($827,007,580) at June 30, 2002.

The following acronyms are used throughout this portfolio:

PIK         --Payment in Kind

See Notes which are an integral part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)

Assets:
Total investments in securities, at value
(identified cost $963,272,689)                      814,359,249
Cash                                                        983
Income receivable                                    17,796,534
Receivable for investments sold                       1,783,150
  Total assets                                      833,939,916
Liabilities:
Income distribution payable                         6,906,439
Accrued expenses                                       25,897
  Total liabilities                                       6,932,336
Net assets for 134,135,131 shares
outstanding                                             827,007,580
Net Assets Consist of:
Paid in capital                                       1,111,120,915
Net unrealized depreciation of investments             (148,913,440 )
Accumulated net realized loss on
investments                                            (131,460,227 )
Distributions in excess of net investment
income                                                   (3,739,668 )
  Total Net Assets                                      827,007,580
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$827,007,580 / 134,135,131 shares
outstanding                                                   $6.17
----------------------------------------------------------------------------

---------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

Investment Income:
Dividends                                                   693,555
Interest (including income on
securities loaned of $1,322)                             38,040,341
  Total income                                           38,733,896
Expenses:
Administrative personnel and
services fee                                                297,460
Custodian fees                                               10,495
Transfer and dividend
disbursing agent fees and
expenses                                                      7,861
Directors'/Trustees' fees                                     1,187
Auditing fees                                                 7,676
Legal fees                                                    2,494
Portfolio accounting fees                                    69,949
Share registration costs                                        420
Insurance premiums                                              395
Miscellaneous                                                   185
  Total expenseS                                            398,122
Waiver of administrative
personnel and services fee                                (297,460)
Net expenses                                                     100,662
Net investment income                                         38,633,234
Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on
investments                                                  (39,448,774 )
Net change in unrealized
depreciation of investments                                   (6,383,709 )
Net realized and unrealized
loss on investments                                          (45,832,483 )
Change in net assets resulting
from operations                                               (7,199,249 )

See Notes which are an integral part of the Financial Statements
===========================================================================

HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months
                                         ----------------
                                                    Ended
                                              (unaudited)           Year Ended
                                                6/30/2002           12/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income                          38,633,234           67,831,727
Net realized loss on investments              (39,448,774 )        (71,740,382 )
Net change in unrealized
appreciation (depreciation) of
investments                                    (6,383,709 )         14,173,897
  Change in net assets resulting
  from operations                              (7,199,249 )         10,265,242
Distributions to Shareholders:
Distributions from net investment
income                                        (39,867,281 )        (69,279,073 )
Share Transactions:
Proceeds from sale of shares                  220,108,230          291,362,313
Net asset value of shares issued to
shareholders in payment of
distributions declared                         32,960,842           69,259,001
Cost of shares redeemed                       (44,741,523 )       (168,681,080 )
  Change in net assets resulting
  from share transactions                     208,327,549          191,940,234
Change in net assets                          161,261,019          132,926,403
Net Assets:
Beginning of period                           665,746,561          532,820,158
End of period                                 827,007,580          665,746,561

===========================================================================
See Notes which are an integral part of the Financial Statements
HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                             Six
                             Months             Year Ended December 31,
                                 Ended
                             ---------
                             (unaudited
                              June 30, )
                                  2002      2001       2000     1999      1998 1
Net Asset Value, Beginning
of Period                        $6.51     $7.14      $8.72    $9.30    $10.00

Income From Investment
Operations:
Net investment income             0.32      0.77 2     0.91     0.91      0.84
Net realized and unrealized
loss on investments             (0.33)     (0.61 )2   (1.57 )  (0.56 )   (0.65 )
Total from investment
operations                      (0.01)      0.16      (0.66 )   0.35      0.19

Less Distributions:
Distributions from net
investment income               (0.33)     (0.79 )    (0.92 )  (0.91 )   (0.84 )
Distributions from net
realized gain on investments       ---       ---        ---    (0.02 )   (0.05 )
TOTAL DISTRIBUTIONS             (0.33)     (0.79 )    (0.92 )  (0.93 )   (0.89 )
Net Asset Value, End of
Period                           $6.17     $6.51      $7.14    $8.72     $9.30
Total Return3                  (0.35)%      2.16 %    (8.04 )%  3.83 %    1.96 %

Ratios to Average Net
Assets:
Expenses                        0.03%4      0.04 %     0.04 %   0.03 %  0.04 %4
Net investment income           9.77%4     11.13 %2   11.38 %  10.07 %  9.60 %4
Expense
waiver/reimbursement5           0.08%4      0.08 %     0.08 %   0.08 %  0.08 %4

Supplemental Data:
Net assets, end of period
(000 omitted)                 $827,008  $665,747    $532,820   $699,088 $561,806
Portfolio turnover                 17%        33 %       16 %     49 %      55 %
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
1 Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.
2 As required effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001, have not been restated to reflect this change in presentation.
3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
4     Computed on an annualized basis.
5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


High Yield Bond Portfolio
Notes to Financial Statements
June 30, 2002 (unaudited)
---------------------------------------------------------------------------

Organization
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversifeid portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Change in Accounting Principle
Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term discounts and premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize long-term premiums or discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $145,613 increase in cost of securities and a corresponding $145,613 increase in net unrealized depreciation, and an increase to undistributed net investment income of $145,613 based on securities held by the Fund at January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $947,762, increase net realized losses by $14,792 and increase net unrealized depreciation by $932,970. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.


Federal Taxes
It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $77,193,341, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                                        Expiration Amount
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2007                                                          $1,148,442
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2008                                                         $14,429,102
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2009                                                         $61,615,797
-------------------------------------------------------------------------

Additionally, the Fund's net capital losses of $16,038,847 attributable to security transactions incurred after October 31, 2001, were treated as arising on January 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.
Additional information on each restricted security held at June 30, 2002 is as follows:

         Security              Acquisition Date      Acquisition Cost
-------------------------------------------------------------------------
AmeriTruck Distribution      11/10/1995-10/22/1997            $1,054,078
Corp.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Clark Material Handling      11/22/1996-11/12/1997             1,843,830
Corp.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Condor Systems, Inc.                      4/8/1999               500,000
-------------------------------------------------------------------------
               Dyersburg Corp.
9/3/1997-9/15/1997                                     683,438
-------------------------------------------------------------------------
Electronic Retailing                     1/21/1997               321,004
Systems International, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Glenoit Corp.                  3/26/1997-5/20/1998             1,676,091
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Pillowtex Corp.                 11/6/1996-7/8/1999             4,155,788
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Royal Oak Mines, Inc.                    2/24/1999                 6,392
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Simonds Industries, Inc.       6/15/2000-9/25/2001             1,692,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Sleepmaster LLC               5/12/1999-12/13/1999               958,125
-------------------------------------------------------------------------
-------------------------------------------------------------------------
The Holt Group, Inc.           1/14/1998-3/13/1998             1,067,313
-------------------------------------------------------------------------

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
     As of June 30, 2002, the Fund had no securities on loan.


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                          Six Months
                                               Ended           Year Ended
                                          06/30/2002           12/31/2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Shares sold                               33,684,187           42,102,998
--------------------------------
--------------------------------
Shares issued to shareholders
in payment of distributions                5,051,737           10,027,844
declared
--------------------------------
--------------------------------
Shares redeemed                          (6,831,360)         (24,522,124)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
 NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                        31,904,564           27,608,718
--------------------------------------------------------------------------

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee
Federated Investment Management Co., is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The adviser provides investment adviser services at no fee.

Administrative Fee
Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides Administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended June 30, 2002, were as follows:

---------------------------------------------------------------------------
Purchases                                                    $321,159,694
--------------------------------------------------------------------------
                                                       -------------------
Sales                                                        $123,895,354
--------------------------------------------------------------------------







FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)

 Principal                                                               Value
 Amount

             Mortgage Backed Securities--99.7%
             Federal Home Loan Mortgage Corporation--13.4%
$ 9,285,721  6.000%, 5/1/2014 - 2/1/2032                           $ 9,327,255
 18,541,889  6.500%, 7/1/2014 - 3/1/2031                            19,122,812
 10,683,723  7.000%, 12/1/2011 - 4/1/2032                           11,084,826
 12,157,891  7.500%, 12/1/2022 - 7/1/2031                           12,781,666
  7,642,574  8.000%, 5/1/2006 - 3/1/2031                             8,114,249
    119,473  8.500%, 9/1/2025 - 1/1/2026                               128,853
    212,441  9.000%, 5/1/2017                                          232,291
     18,742  9.500%, 4/1/2021                                           20,569
                 Total                                              60,812,521
             Federal National Mortgage Association--65.7%
 15,531,175  5.500%, 1/1/2009 - 1/1/2032                            15,351,167
 84,184,720(1)6.000%, 7/1/2006 - 8/1/2029                           85,008,547
 142,993,56(1)6.500%, 5/1/2006 - 6/1/2032                           118,480,409
 52,759,132(1)7.000%, 2/1/2008 - 6/1/2032                           54,775,072
 18,468,881  7.500%, 6/1/2011 - 1/1/2032                            19,425,873
  3,975,161  8.000%, 7/1/2023 - 3/1/2031                             4,241,926
     50,320  8.500%, 3/1/2030                                           53,921
    165,323  9.000%, 11/1/2021 - 6/1/2025                              180,083
                 Total                                              297,516,998
             Government National Mortgage Association--20.6%
  8,196,942  6.000%, 10/15/2028 - 12/15/2031                         8,206,984
 28,624,815  6.500%, 10/15/2028 - 2/15/2032                         29,270,515
 24,769,375  7.000%, 11/15/2027 - 1/15/2032                         25,779,211
 13,680,076  7.500%, 6/20/2007 - 1/15/2031                          14,444,885
  9,495,808  8.000%, 2/15/2010 - 11/15/2030                         10,120,448
  3,542,922  8.500%, 11/15/2021 - 11/15/2030                         3,796,037
    113,191  9.000%, 10/15/2016 - 6/15/2025                            123,131
    101,785  9.500%, 10/15/2020 - 12/15/2025                           111,539
  1,097,217  12.000%, 4/15/2015 - 6/15/2015                          1,262,509
                 TOTAL                                              93,115,259
                 Total Mortgage Backed Securities (identified        51,444,778
                 cost $438,210,078)                                 4

---------------------------------------------------------------------------

             Repurchase Agreements (2)--25.0%
 50,000,000(3(4) Credit Suisse First Boston Corp., 1.770%,           0,000,000
             dated 6/11/2002, due 7/15/2002                         5
 40,000,000(3(4) Goldman Sachs & Co., 1.760%, dated 6/11/2002,       0,000,000
             due 7/15/2002                                          4
 15,000,000(3(4) Goldman Sachs & Co., 1.770%, dated 6/12/2002,       5,000,000
             due 7/18/2002                                          1
  8,335,000   Warburg Dillon Reed LLC, 1.970%, dated 6/28/2002,
             due 7/1/2002                                            8,335,000
                 Total Repurchase Agreements (at amortized cost)    113,335,000
                 Total Investments (identified cost
                 $551,545,078)(5)                                  $564,779,778

===========================================================================

   (1) All or a portion of these securities may be subject to dollar roll transactions.
   (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
   (3) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
   (4) Security held as collateral for dollar roll transactions.
   (5) The cost of investments for federal tax purposes amounts to $551,545,078. The net unrealized appreciation of investments on a federal tax basis amounts to $13,234,700 which is comprised of $13,277,927 appreciation and $43,227 depreciation at June 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($452,777,958) at June 30, 2002.

See Notes which are an integral part of the Financial Statements

FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)

Assets:
Investments in repurchase agreements              113,335,000
Investments in securities                         451,444,778
Total investments in securities, at value
(identified cost $551,545,078)                                  564,779,778
Cash                                                                    172
Income receivable                                                 1,951,302
  Total assets                                                  566,731,252
Liabilities:
Payable for investments purchased                   2,589,482
Income distribution payable                         2,380,744
Payable for dollar roll transactions              108,968,260
Accrued expenses                                       14,808
  Total liabilities                                             113,953,294
Net assets for 44,397,787 shares
outstanding                                                     452,777,958
Net Assets Consist of:
Paid in capital                                                 438,846,492
Net unrealized appreciation of investments                       13,234,700
Accumulated net realized gain on
investments                                                         358,764
Undistributed net investment income                                 338,002
  Total Net Assets                                              452,777,958
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$452,777,958 / 44,397,787 shares
outstanding                                                          $10.20

---------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

Investment Income:
Interest (net of dollar roll
expense of $800,990)                                     14,840,934
Expenses:
Administrative personnel and
services fee                                                177,155
Custodian fees                                               17,571
Transfer and dividend
disbursing agent fees and
expenses                                                      8,026
Directors'/Trustees' fees                                     3,777
Auditing fees                                                 6,490
Legal fees                                                    2,242
Portfolio accounting fees                                    50,210
Insurance premiums                                              593
Miscellaneous                                                 2,470
  Total expenseS                                            268,534
Waiver of administrative
personnel and services fee                                (177,155)
Net expenses                                                 91,379
Net investment income                                    14,749,555
Realized and Unrealized Gain on
Investments:
Net realized gain on
investments                                                 469,006
Net change in unrealized
appreciation of investments                               6,262,199
Net realized and unrealized
gain on investments                                       6,731,205
Change in net assets resulting
from operations                                          21,480,760

See Notes which are an integral part of the Financial Statements
===========================================================================

FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months
                                         ----------------
                                                    Ended
                                              (unaudited)           Year Ended
                                                6/30/2002           12/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income                          14,749,555           26,941,129
Net realized gain on investments                  469,006            6,414,834
Net change in unrealized
appreciation                                    6,262,199           (1,039,982 )
  Change in net assets resulting
  from operations                              21,480,760           32,315,981
Distributions to Shareholders:
Distributions from net investment
income                                        (14,465,908 )        (26,888,712 )
Share Transactions:
Proceeds from sale of shares                   66,040,412          147,962,500
Net asset value of shares issued to
shareholders in payment of
distributions declared                         12,085,164           26,888,712
Cost of shares redeemed                       (86,146,250 )        (98,153,700 )
  Change in net assets resulting
  from share transactions                      (8,020,674 )         76,697,512
Change in net assets                           (1,005,822 )         82,124,781
Net Assets:
Beginning of period                           453,783,780          371,658,999
End of period (including
undistributed net investment income
of $338,002 and $54,355,
respectively)                                 452,777,958          453,783,780

===========================================================================
See Notes which are an integral part of the Financial Statements
FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2002 (unaudited)

Increase (Decrease) in Cash
---------------------------------------------------------------------------
Cash Flows From Operating Activities:
-----------------------------------------------------------
Net increase or decrease in net assets from operations
                                                              $21,480,760
-----------------------------------------------------------   ------------------
Adjustments to reconcile change in net assets resulting from operations to net cash used in operating activities:
-----------------------------------------------------------
Purchases of investment securities
                                                              (903,244,703)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Paydown on investment securities
                                                              53,325,462
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Realized gain or loss on paydowns
                                                              190,166
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Proceeds from sale of investment securities
                                                              852,860,756
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Net purchases or sales of short-term investment securities
                                                              (23,015,000)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Decrease in income receivable
                                                              180,044
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Decrease in accrued expenses
                                                              (10,470)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Decrease in payable for investments purchased
                                                              (3,475,466)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Net realized gain on investments
                                                              (469,006)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Net unrealized appreciation on investments
                                                              (6,262,199)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
NET CASH USED IN OPERATING ACTIVITIES
                                                              (8,439,656)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Cash Flows from Financing Activities:
-----------------------------------------------------------
-----------------------------------------------------------
Cash received from dollar roll transactions, net
                                                              29,281,084
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Proceeds from sale of shares
                                                              66,040,412
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Payment for shares redeemed
                                                              (86,886,250)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES
                                                              8,435,246
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
   NET DECREASE IN CASH
                                                              (4,410)
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
Cash:
-----------------------------------------------------------
-----------------------------------------------------------
Beginning of the period
                                                              $4,582
-----------------------------------------------------------   ------------------
-----------------------------------------------------------   ------------------
End of the period
                                                              $172
-----------------------------------------------------------   ------------------


FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                              Six Months
                                                                Period
                                Ended                             Ended
                             (unaudited)   Year Ended December  December
--------------------------- June 30, 2002          31,          31, 19991
                                              2001      2000
Net Asset Value,
Beginning of Period             $10.04       $9.89     $9.55    $10.00
Income From Investment
Operations:
Net investment income             0.31        0.66      0.68     0.55
Net realized and
unrealized gain (loss) on
investment                        0.16        0.15      0.34    (0.45 )
TOTAL FROM INVESTMENT
OPERATIONS                        0.47        0.81      1.02     0.10
Less Distributions:
Distributions from net
investment income                (0.31 )     (0.66 )  (0.68)    (0.55)
Net Asset Value, End of
Period                          $10.20      $10.04     $9.89    $9.55
Total Return2                     4.72 %      8.37 %   11.15 %   1.07 %

Ratios to Average Net
Assets:
Expenses                          0.04 %3     0.04 %    0.05 %   0.05 %3
Net investment income             6.26 %3     6.56 %    7.09 %   6.66 %3
Expense
waiver/reimbursement4             0.08 %3     0.08 %    0.08 %   0.08 %3
Supplemental Data:
Net assets, end of period
(000 omitted)                 $452,778     $453,784   $371,659  $258,304
Portfolio turnover                  58 %        93 %      81 %    153 %
--------------------------------------------------------------------------

---------------------------------------------------------------------------

1 Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.
2     Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3     Computed on an annualized basis.
4     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Federated Mortgage Core Portfolio
Notes to Financial Statements
June 30, 2002 (unaudited)
---------------------------------------------------------------------------
ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated Funds that invest some portion of their assets in mortgage backed securities.
Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes
It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 2001, the Fund for federal tax purposes, had a capital loss carryforward of $72,744, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions
The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                            Six Months
                                                 Ended         Year Ended
                                             6/30/2002         12/31/2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Shares sold                                  6,545,051         14,765,272
-----------------------------------
-----------------------------------
Shares issued to shareholders in
payment of distributions declared            1,195,430          2,677,775
-----------------------------------
-----------------------------------
Shares redeemed                            (8,554,887)        (9,802,507)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    NET CHANGE RESULTING FROM
    SHARE TRANSACTIONS                       (814,406)          7,640,540
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INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INVESTMENT TRANSACTIONS

Purchases  and  sales  of   investments   in  long-term   U.S.   government
securities, for the six months ended June 30, 2002, were as follows:

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Purchases                                                        $273,869,617
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------------------------------------------------------------------------------
Sales                                                            $276,809,807
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